                    METLIFE INSURANCE COMPANY OF CONNECTICUT

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
       CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY - SERIES 2
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III POLICY
           CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY
              CORPORATE OWNED VARIABLE UNIVERSAL LIFE SELECT POLICY

                       Supplement dated December 19, 2008

           To the Prospectuses dated April 28, 2008 (as supplemented)

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Fund is a portfolio of Metropolitan Series Fund, Inc. To the extent that the Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of policy holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2009.

     The proposed substitution and respective advisers and/or sub-advisers for the above-listed Policies are:

EXISTING FUND AND CURRENT ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)                 REPLACEMENT FUND AND SUB-ADVISER

Legg Mason Partners Variable Equity Index           MetLife Stock Index Portfolio (Class A)
Portfolio (Class I)
Legg Mason Partners Fund Advisor, LLC     (ARROW)   MetLife Investment Advisors Company, LLC
(Batterymarch Financial Management, Inc.)

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

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     -    The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from the above Existing Fund into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitutions, we will send you a prospectus for Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

     Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III POLICY
           CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY
              CORPORATE OWNED VARIABLE UNIVERSAL LIFE SELECT POLICY

                        Supplement dated January 1, 2009

           To the Prospectuses dated April 28, 2008 (as supplemented)

Please retain this supplement and keep it with the prospectus.

For Policies issued on or after January 1, 2009, the Current Monthly Sales Expense Charge will be reduced to $0. The Guaranteed Monthly Sales Expense Charge will not change. The following replaces the section of the fee table under "Periodic Charges Other than Fund Operating Expenses" that describes the Monthly Sales Expense Charge:

For Corporate Owned Variable Universal Life Insurance III, Corporate Owned Variable Universal Life Select and Corporate Owned Variable Universal Life Insurance IV:

           CHARGE                 WHEN WE DEDUCT THE CHARGE                                       AMOUNT DEDUCTED
----------------------------   -------------------------------                        ---------------------------------------
Monthly Sales Expense Charge   Monthly for the first 20 Policy   Current Charge:      $0
                               Years and for 20 Policy Years
                               following an increase in the
                               Stated Amount on the Deduction
                               Date from unloaned portion of
                               the Contract Value

                                                                 Guaranteed Charge:   The monthly rate per thousand is equal
                                                                                      to: $0.10 times the percentage of
                                                                                      initial base Stated Amount. This
                                                                                      monthly rate is applied to the greater
                                                                                      of (1) and (2) where (1) is equal to 6
                                                                                      times the first year premium and (2) is
                                                                                      equal to the lesser of (a) and (b)
                                                                                      where: (a) is equal to the initial
                                                                                      total Stated Amount and (b) is equal to
                                                                                      the product of : (i) initial total
                                                                                      Death Benefit; (ii) the target premium
                                                                                      factor per thousand (See Appendix C);
                                                                                      (iii) 2%.

For Corporate Owned Variable Universal Life Insurance 2000:

           CHARGE                 WHEN WE DEDUCT THE CHARGE                                       AMOUNT DEDUCTED
----------------------------   -------------------------------                        ---------------------------------------
Monthly Sales Expense Charge   Monthly for the first 20 Policy   Current Charge:      $0
                               Years and for 20 Policy Years
                               following an increase in the
                               Stated Amount on the Deduction
                               Date from unloaned portion of
                               the Contract Value

                                                                 Guaranteed Charge:   The monthly rate per thousand is equal
                                                                                      to: $0.10 times the percentage of
                                                                                      initial base Stated Amount. This
                                                                                      monthly rate is applied to the initial
                                                                                      total Stated Amount.

For Corporate Owned Variable Universal Life Insurance IV only:

The Adjustable Term Insurance Rider described in Page 41 of the prospectus under "Other Benefits - Supplemental Insurance Benefits" will not be available for Policies issued on or after January 1, 2009.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.